Other financial assets - Credit rating (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Other financial assets measured at fair value through profit	$ 3,296	$ 5,240
A-1
Other financial assets
Other financial assets measured at fair value through profit	764
AAA
Other financial assets
Other financial assets measured at fair value through profit	597	14
BB
Other financial assets
Other financial assets measured at fair value through profit	67
F1+
Other financial assets
Other financial assets measured at fair value through profit	4	4
F1
Other financial assets
Other financial assets measured at fair value through profit	1	173
BB+
Other financial assets
Other financial assets measured at fair value through profit		3,061
AA+
Other financial assets
Other financial assets measured at fair value through profit		253
P-1
Other financial assets
Other financial assets measured at fair value through profit		136
B
Other financial assets
Other financial assets measured at fair value through profit		101
F2
Other financial assets
Other financial assets measured at fair value through profit		67
Not available rating
Other financial assets
Other financial assets measured at fair value through profit	$ 1,863	$ 1,431